PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of wholly owned and majority owned subsidiaries, VIE and subsidiaries of the VIE over which the Company exercises control and, when applicable, entity for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

Going concern and management’s plan

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group’s total current liabilities exceeded total current assets by approximately RMB 166.5 million (US$24.1 million) as of December 31, 2022. The Group has suffered recurring losses from operations. The Group also suffered a cash outflow from operations of approximately RMB154.7 million (US$22.4 million) for the year ended December 31, 2022.

To meet its working capital needs, the Group is considering multiple alternatives, including, but not limited to, disposal of certain assets to meet the current obligations, additional equity or loan financing and cost controls as outlined below. There is no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset or liability amounts that might result from the outcome of the going concern uncertainty for at least one year plus a day upon issuance of this annual report.

Disposal of certain assets to meet the current obligations

Although majority of the current liabilities may not lead to actual short term cash outflow, in case the Group needs to obtain cash to meet certain current obligations, the Group can sell cryptocurrencies and cryptocurrency mining machines on hand. Both have active and liquid secondary market which can provide additional working capital to meet current obligations in addition to the Group’s current cash balance.

Additional equity or loan financing

i) Since 2020, the Group has been issuing convertible notes to an investor when the Group is in need for additional financing, including US$0.5 million in February 2020, US$5 million in February 2021, US$20 million in March 2021 and US$5.5 million in August 2022. The Group has been repaying to the investor by issuance of shares. Therefore such financing has brought net cash inflow to the Group. In case the Group needs to obtain cash to meet certain current obligations, the Group may issue further convertible notes to raise funds.

ii) The Group had obtained financial support from Mr. Jun Zhu, CEO and Chairman of the Group, from 2016 to 2019. In case the Group needs to obtain cash to meet certain current obligations, the Group may seek further financial support from Mr. Jun Zhu

Cost controls

In 2022, a significant portion of the Group’s cash outflows was attributable to our NFT business. The Group has been reducing the cash outflow for this business significantly. Also, the Group has the ability to control the level of discretionary spending on expenses by implementation of cost savings on non-essential expenses from the day-to-day business operations.

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIE in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIE and its subsidiaires have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5. After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controlled a majority of Board of Director seats and had continuously funded to the operation of Red 5, the Group retained effective control over Red 5 and Red 5 remained as a consolidated entity of the Group as of June 29, 2021. On June 29, 2021, two directors appointed by the Group resigned from Red 5 and the Group confirmed it will not assign new directors to Red 5 in the future. The Group lost control of Red 5 and no longer consolidate of Red 5 effective on July 1,2021.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem the Group’s VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIE and its subsidiaires that most significantly impact their economic performance is not affected by the GAPP Circular.

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts, revenue recognition, assessment of impairment of other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of redeemable noncontrolling interest, fair value of the warrants, fair value of conversion feature, share-based compensation expenses, consolidation of VIE and its subsidiaires, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of its subsidiaries, NFTSTAR US Inc., NBTC US Inc., NFTStar Singapore Pte. Ltd. Nswapr Singapore Pte. Ltd., The 9 Singapore Pte. Ltd. and MONTCRYPTO LTD. is the RMB. The functional currency of, NFTSTAR US Inc., NBTC US Inc., NFTStar Singapore Pte. Ltd., Nswapr Singapore Pte. Ltd. and The 9 Singapore Pte. Ltd, is the United States dollar (“US$” or “U.S. dollar”). The functional currency of MONTCRYPTO LTD. is CAD. Assets and liabilities of, NFTSTAR US Inc., NBTC US Inc., NFTStar Singapore Pte. Ltd., Nswapr Singapore Pte. Ltd.,The 9 Singapore Pte. Ltd. and MONTCRYPTO LTD. are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange loss in the consolidated statements of operations and comprehensive (loss) income.

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2021 and 2022, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions. Included in cash and cash equivalents as of December 31, 2021 and 2022 are amounts denominated in U.S. dollar totaling US$67.2 million and US$6.1 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB19.7 million and RMB14.2 million (US$2.1 million) as of December 31, 2021 and 2022, respectively.

<6> Allowance for doubtful accounts

Starting from January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in Accounting Standards Codification (“ASC”) Topic 326, Credit Losses (“ASC 326”). ASU 2016-13 replaces the existing incurred loss impairment model and introduces an expected loss approach with macroeconomic forecasts referred to as a current expected credit losses (“CECL”) methodology, which will result in more timely recognition of credit losses. There was no significant impact on its consolidated financial statements and related disclosures as a result. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. Allowances for doubtful accounts are charged to general and administrative expenses. The Group provided an allowance for doubtful accounts of RMB2.3 million, RMB0.6 million and RMB20.8 million (US$3.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has written-off an amount of RMB2.1 million, RMB1.3 million and RMB3.8 million(US$0.5 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

<8> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	26 months to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no office buildings as of December 31, 2022.

Management has assessed the basis of depreciation of the Group’s Crypto-currency Machines used to verify digital currency transactions and generate digital currencies and believes they should be depreciated over a 3 year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;
●the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and
●technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the availability of historical data and management’s expectations regarding the direction of the industry including potential changes in technology. Management will review this estimate annually and will revise such estimates as and when data comes available.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets.

<9> Cryptocurrencies

Cryptocurrencies (including Bitcoin, ETH, Filecoin and BNB) are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are recorded at cost and Cryptocurrencies awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite usfeful lives,thus it should not be amortized but should be tested for impairment annually, or more frequently when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment of cryptocurrency exists when the carrying amount exceeds its fair value, which is measured using the intraday low quoted price of the Cryptocurrencies at the time its fair value is being measured on any day subsequent to its acquisition and an impairment charge will be recognized. The Company monitors and tracks the Cryptocurrencies price on a daily basis and recognizes the impairment charge whenever there are observable transactions in which the carrying amount of the Cryptocurrencies exceeds their fair value at any time. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the Cryptocurrencies. Subsequent reversal of impairment losses is not permitted.

Purchases of Cryptocurrencies by the Company, if any, will be included within investing activities in the accompanying consolidated statements of cash flows, while Cryptocurrencies awarded to the Group through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of Cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in “realized gain (loss) on exchange of Cryptocurrencies” in the consolidated statements of operations and comprehensive income (loss). The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

<10> Assets held for sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Long-lived assets to be sold are classified as held for sale if all the recognition criteria in ASC 360-10-45-9 are met:

●	Management, having the authority to approve the action, commits to a plan to sell the asset;
●	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;
●	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;
●	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;
●	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
●	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities classified as held-for-sale are measured at lower of their carrying amount or fair value less costs to sell.

<11> Land use rights, net

Land use rights represents operating lease prepayments to the PRC’s Land Bureau for usage of the parcel of land located at Zhangjiang, Shanghai. Amortization is calculated using the straight-line method over the estimated land use rights period of 44 years.

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no land use rights as of both December 31, 2021 and 2022.

<12> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

<13> Revenue recognition

The Group recognizes revenues when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time. The Group does not believe that significant management judgments are involved in revenue recognition. Under ASC 606, Revenue from contracts with customers, the core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer;
●	Step 2: Identify the performance obligations in the contract;
●	Step 3: Determine the transaction price;
●	Step 4: Allocate the transaction price to the performance obligations in the contract; and
●	Step 5: Recognize revenue when the Company satisfies a performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Majority of the Group’s cryptocurrency mining revenues was Bitcoin. The Group generates our Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group are entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration the Group receives is noncash consideration, which the Group measure at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pools successfully place a block and we receive confirmation of the consideration, at which time revenue is recognized.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency at the time of receipt. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the Financial Accounting Standards Board (“FASB”), the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Other than Bitcoins, the Group is also engaged in the mining of Filecoins. The Group generates Filecoins mining revenues through provision of computing storage space to the main networks. In exchange for that, The Group is entitled to receive a fractional share of the Filecoins awards from the main networks.

For Filecoin mining, unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will continuously reward the miners by Filecoin awards. Upon the end of the mining process, which is typically a 540 days process, the Filecoin main network will release the pledged Filecoins to the miners. The Group cooperates with a third party company where we contribute mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Filecoins mined are distributed to the third party ahead of us according to the agreed distribution schedule. Therefore in the early stage of the 540 days mining process, the Group does not own any Filecoin. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group does not recognize any Filecoin mining revenue before the Group starts to own the Filecoins being mined. Only when the Group starts to own the Filecoins being mined (after the distribution made to the third party under the agreed distribution schedule). The Group started to own the Filecoins being mined from January 1, 2022, the Group started to recognize Filecoin mining revenue and the intangible assets at fair value on the date the Group received awards of the Filecoin from the thitd-party network.

NFTs are created and recorded using blockchain technology. Cryptocurrencies and blockchain platforms can be used to create NFTs. Those NFTs can then be bought and sold on marketplaces that are linked to the underlying blockchain technology. The Group recognizes revenues when control of the promised goods is transferred to our customers. The Group earns revenue from selling the NFTs on the platforms and provision of operation services to third-party on the platforms. When selling the NFTs on the platforms，the Group records the revenues from amount paid by the customers, commission fees paid to platforms are recorded as cost of revenues. The customers can also trade directly with the other customers, the Group records the revenues from collecting the royalties (5% of the selling price).

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of the online game to other operators. The Group grants operation right on authorized games, together with associated services which are rendered to the customers over time. The Group adopts virtual item / service consumption model for the online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent through the various transaction arrangements.

The determination on whether to record the revenue gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) changes the product or performs part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product or service specifications. The assessment is performed for all licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online games operators are recognized upon consumption of the in-game premium features based on gross revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group earns revenue from the sale of in-game virtual items. Revenues are recognized as the virtual items are consumed or over the estimated lives of the virtual items, which are estimated by considering the average period that players are active and players’ behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to games license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself as an agent of the third-party operators in such arrangement with game players. Accordingly, the Group records the game revenues from these licensed games, net of amounts paid to the third-party operators.

Licensing revenue

The Group licenses its online games, most of which are developed in house, to third parties. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to access the games where initial license fee is allocated solely on the license. License fees are recognized as revenue evenly throughout the license period after commencement of the game, given that the Group’s intellectual property rights subject to the license are considered to be symbolic and the licensee has the right to access such intellectual property rights as they exist over time when the license is granted.

Technical services

Technical services are blockchain-related consulting services where the Group is to provide designing, programming, drafting of white papers, and related services to customers. These revenues are recognized when delivery of the services has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, where the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liability related to unsatisfied performance obligations at the end of the period primarily consists of fees received from game players for online game services and technical services. For contract liability, due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Of the contract liability balance at the beginning of the period, revenue of nil was recognized during the years ended December 31, 2021 and 2022, respectively.

<14> Advances from customers

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fees received in advance of the monetization of the game is recorded in advances from customers.

<15> Convertible notes

Convertible Notes and Beneficial Conversion Feature (“BCF”)

The Group evaluates its convertible debt, options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with Accounting Standards Codification Topic 815, Accounting for Derivative Instruments and Hedging Activities (“ASC 815”) as well as related interpretations of this standard and Accounting Standards Update 2020-06, which was adopted by the Group effective January 1, 2021. The Group recognizes derivative instruments as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The result of this accounting treatment is that the fair value of the derivative instrument is marked-to-market each balance sheet date and with the change in fair value recognized in the statement of operations as other income or expense.

Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation then that the related fair value is removed from the books. Gains or losses on debt extinguishment are recognized in the statement of operations upon conversion, exercise or cancellation of a derivative instrument after any shares issued in such a transaction are recorded at market value. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Instruments that become a derivative after inception are recognized as a derivative on the date they become a derivative with the offsetting entry recorded in earnings.

The Group determines the fair value of derivative instruments and hybrid instruments, considering all of the rights and obligations of each instrument, based on available market data using the Black-Scholes model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms, and risk-free rates) necessary to fair value these instruments. For instruments in default with no remaining time to maturity the Group uses a one-year term for their years to maturity estimate unless a sooner conversion date can be estimated or is known. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as Black-Scholes model) are highly volatile and sensitive to changes in the trading market price of our common stock.

ASU 2020-06 changed the accounting for convertible instruments. It requires convertible debt instruments to be accounted for under one of the following three models: embedded derivative, substantial premium, or no proceeds allocated (traditional debt) models. It eliminated the cash conversion and beneficial conversion feature models.

<16>Warrants

The Group account for the warrants issued in connection with equity-linked instrument under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Group classifies warrants in its consolidated balance sheet as a liability or equity based on the nature and characteristics of each warrant issued. For those warrants classified as equity, there is no remeasurement to the warrants after initial recognition. For those warrants classified as liability, the proceeds are allocated first to the liability classified warrants at the full fair value then the remaining proceeds allocated to the equity instruments offered. The warrants are initially recognized on its fair value as of issuance date then remeasured at each reporting period and adjusted to fair value. The changes in the fair value of the warrant liability are recorded in the income of the period.

<17> Cost of revenues

Cost of revenues consists primarily of electricity of cryptocurrency mining, fee deducted by the mining pools, online game royalties, payroll, revenue sharing to third-party game platform, telecom carriers and other suppliers, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

<18> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. For the years ended December 31, 2020, 2021 and 2022, although software products have reached technological feasibility, total software costs incurred subsequent to reaching technological feasibility were immaterial and therefore not capitalized.

For website and internally used software development costs, the Group expenses all costs incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development, payroll, depreciation charges and other overhead for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

<19> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB 0.1 million, RMB20.0 million and RMB10.1 million (US$1.5 million) for the years ended December 31, 2020, 2021 and 2022, respectively, were expensed as incurred.

<20> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB 0.1 million, RMB 0.1 million and RMB 0.06 million (US$0.01 million) for the years ended December 31, 2020, 2021 and 2022, respectively, which were recorded in other income, net in the consolidated statements of operations and comprehensive loss.

<21> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting (“ASU 2018-07”) to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees is similar to the model for employee awards.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

<22> Leases

The Group applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. Right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Company uses the PBOC’s incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive loss, and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

<23> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense. Since February 2021, we started our cryptocurrency mining business in China. Since this is a new industry in China, there is no explicit tax law in China regarding whether such mining revenue is taxable in China, since such revenue is non-cash before the cryptocurrencies are sold for fiat. For the year end of December 31, 2022, we have only achived RMB 10.8 million realized gain on sold or use of cryptocurrencies. As such, we believe that it is more-likely-than-not such mining revenue is not taxable. Should there be any update in China tax laws on mining revenue, we will accrue and pay any relevant taxes according to tax laws.

<24> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of the Group’s consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

<25> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheets and modifies the presentation of net (loss) income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

<26> (Loss) income per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net (loss) income is recorded.

<27> Segment reporting

The Group has two operating segment whose business are crypto mining business and NFT business. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in Greater China and other areas.

<28> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2021 and 2022, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

<29> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

<30> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, warrants, convertible notes and short-term borrowings. The carrying value of the Group’s cash and cash equivalents, short-term investments, accounts receivable, accounts payable, convertible notes and short-term borrowings approximate their market values due to the short-term nature of these instruments.

<31> Deconsolidation of subsidiary

In accordance with ASC 810-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest; (b) a contractual agreement granting control of the subsidiary expires; (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest; or (d) the subsidiary becomes subject to the control of a government, court, administrator or regulator.

The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated; and (b) the carrying amount of the subsidiary’s assets and liabilities.

A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest and the amounts previously recognized in accumulated other comprehensive income (loss), i.e., the foreign currency translation adjustment.

<32> Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the previously reported financial positions, results of operations and cash flows.

<33> Recent accounting pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

Recent Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The objective of ASU 2018-13 is to improve the effectiveness of disclosures in the notes to the financial statements by removing, modifying, and adding certain fair value disclosure requirements to facilitate clear communication of the information required by generally accepted accounting principles. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this ASU. The adoption of this standard had no material impact on the Group’s consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update 2019-12-Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU summarizes the FASB’s recently issued Accounting Standards Update (ASU) No. 2019-12, simplifying the Accounting for Income Taxes. The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The adoption of this ASU had no material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting company. For all other entities, the requirements are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. ASU 2016-13 has been amended by ASU 2019-04, ASU 2019-05, and ASU 2019-11. For entities that have not yet adopted ASU No. 2016-13, the effective dates and transition methodology for ASU 2019-04, ASU 2019-05, and ASU 2019-11 are the same as the effective dates and transition methodology in ASU 2016-13. The Group did not adopt this standard yet due to the status of smaller reporting company. The Group plans to adopt this standard for the year beginning January 1, 2023. We do not expect the adoption of this standard will have material impact on the Group’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity and improves and amends the related EPS guidance for both Subtopics. The ASU will be effective for annual reporting periods after December 15, 2023 and interim periods within those annual periods and early adoption is permitted in fiscal periods ending after December 15, 2020. We do not expect the adoption of this standard will have material impact on the Group’s consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. We do not expect the adoption of this standard will have material impact on the Group’s consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.